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Frontier MFG Select Infrastructure Fund
Summary Section
Investment Objective.

The investment objective of the Frontier MFG Select Infrastructure Fund (the “Fund”) is to seek attractive risk-adjusted returns over the medium- to long-term, while reducing the risk of permanent capital loss.

Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Frontier MFG Select Infrastructure Fund	Institutional Class Shares	Service Class Shares
Redemption Fee (as a percentage of amount redeemed, if applicable)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Frontier MFG Select Infrastructure Fund		Institutional Class Shares	Service Class Shares
Management Fees		0.80%	0.80%
Distribution (12b-1) Fees		none	none
Shareholder Servicing Fee		none	0.15%
Additional Other Expenses		0.21%	0.21%
Total Other Expenses		0.21%	0.36%
Total Annual Fund Operating Expenses	[1]	1.01%	1.16%
Less: Fee Waiver/Expense Reimbursement	[2]	(0.21%)	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1]	0.80%	0.95%
[1]	The “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement” for Service Class shares do not correlate to the “Ratio of expenses to average net assets” figures in the Financial Highlights section of this Prospectus because Service Class shares accrued shareholder servicing fees in the amount of 0.14% for the fiscal year ended June 30, 2022.
[2]	Frontegra Asset Management, Inc. (“Frontegra”), the Fund’s investment adviser, has contractually agreed to waive its management fee and/or reimburse the Fund’s operating expenses to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses (“AFFE”) and extraordinary expenses) do not exceed 0.80% and 0.95% of the Fund’s average daily net assets attributable to the Institutional Class and Service Class shares, respectively. Frontegra is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the date of the waiver or expense payment if such reimbursement will not cause the Fund’s expense ratio to exceed the lesser of: (a) the expense limitation in place at the time of the waiver and/or expense payment; or (b) the expense limitation in place at the time of the recoupment. The expense cap/reimbursement agreement will continue in effect until October 31, 2024, and may be terminated only by, or with the consent of, the Board of Directors of the Company.

Example.

The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Frontier MFG Select Infrastructure Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	82	279	516	1,197
Service Class Shares	97	326	597	1,370

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategy.

Under normal market conditions, the Fund invests a minimum of 80% of its net assets in the equity securities of infrastructure companies. The Fund will invest in common stock, stapled securities (an equity security comprised of multiple parts) and Real Estate Investment Trusts (“REITs”) of infrastructure companies as part of its principal investment strategy. The Fund will concentrate in the securities of companies operating in infrastructure-related industries. The Fund will invest in both U.S. and non-U.S. companies and may invest in companies of any size, with a minimum market capitalization of $500 million. With respect to its non-U.S. investments, the Fund invests in companies located in developed countries but may also invest in emerging markets as part of its principal investment strategy.

The Fund’s subadviser, Magellan Asset Management Limited doing business as MFG Asset Management (“MFG Asset Management”), seeks to provide investors with exposure to the infrastructure sector and to deliver stable investment returns relative to other equity funds. The Fund will invest in a non-diversified portfolio of securities of infrastructure companies that MFG Asset Management has determined have an appropriate capital structure, are likely to generate reliable income streams and are likely to benefit from inflation protection. The Fund will normally hold a limited number (typically 20 to 40) of companies that meet these criteria. The Fund will typically hold up to 20% of its assets in cash and cash equivalents.

Principal Investment Risks.

Market Risks; Recent Market Events. The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline. If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money. U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors. Such factors include rising inflation, the level of central banks’ interest rate increases, political events, rising government debt in the U.S., trade tensions, the war between Russia and Ukraine and the impact of the coronavirus (COVID-19) global pandemic. During periods of volatility, the Fund may experience high levels of shareholder redemptions and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

Common Stocks Risks. Common stocks held by the Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund’s share price.

Stock Selection Risks. The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Stapled Securities Risks. A stapled security is a security that is comprised of multiple parts (a trust and a share of a company) that cannot be separated from one another and is treated as one unit for trading purposes. The value of a stapled security may go down as a result of the performance of any part of the security.

REIT Risks. A REIT’s share price may decline because of adverse developments affecting the underlying infrastructure industry, including changes to interest rates. The returns of REITs may trail returns of the overall market. The Fund’s investments in REITs may be subject to special tax rules, or a particular REIT may fail to qualify for the favorable federal income tax treatment applicable to REITs, the effect of which may have adverse tax consequences for the Fund and shareholders. The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

Foreign Securities Risks. Investments in securities of foreign companies involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability, differences in financial reporting standards and securities market regulation, and the imposition of foreign withholding taxes.

Emerging Markets Risks. Emerging market countries may have relatively unstable governments, weaker economies and less developed legal systems with fewer securities holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

Currency Risks. The value of the Fund’s foreign holdings as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates. The Fund may also incur costs in connection with conversions between various currencies.

Non-Diversification Risks. The Fund is non-diversified, which means it may invest more of its assets in a smaller number of companies than funds that are diversified. Gains or losses on a single stock may have greater impact on the Fund than for other funds that invest in a greater number of companies.

Management Risks. The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio managers to produce the desired results.

Infrastructure Concentration Risks. The Fund’s investments in infrastructure companies will expose the Fund to potential adverse economic, regulatory, political and other changes affecting such investments. Issuers of securities in infrastructure-related businesses are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental or other regulations and the effects of economic slowdowns. Rising interest rates could lead to higher financing costs and reduced earnings for infrastructure companies. Specific infrastructure assets in which the Fund invests may be subject to additional risks relating to communication, energy, social, transportation and utilities infrastructure companies.

Large Capitalization Risks. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in consumer tastes or innovative, smaller competitors. Large-capitalization companies are also sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Cash and Cash Equivalents Risks. Because the Fund typically holds cash and cash equivalents, the Fund risks achieving lower investment returns when the cash is not invested in securities that have appreciated in value, which could negatively impact the Fund’s performance and ability to achieve its investment objective.

Liquidity Risks. Liquidity risk is the risk that certain securities may be difficult or impossible to sell the quantity or sell at the time and price that MFG Asset Management would like to sell. MFG Asset Management may have to lower the price, sell other securities instead or forego an investment opportunity.

Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund can be potentially breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Performance.

The return information provided in the following bar chart and table illustrates how the performance of the Fund can vary from year to year, which is one indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year, while the table compares the average annual total returns of the Fund to a broad measure of market performance. Please keep in mind that the Fund’s past performance (before and after taxes) does not necessarily represent how it will perform in the future. Updated performance data is available on the Company’s website at www.frontiermutualfunds.com or by calling toll-free to 1-888-825-2100.

Calendar Year Total Returns for Institutional Class Shares

The Fund’s return from January 1, 2022, through September 30, 2022, was (17.44)%.

Best and Worst Quarterly Performance (during the periods shown above)

Best Quarter Return	Worst Quarter Return
12.44% (1st quarter, 2019)	(20.91)% (1st quarter, 2020)

Average Annual Total Returns (For the periods ended December 31, 2021)
Average Annual Returns - Frontier MFG Select Infrastructure Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception [1]	Average Annual Returns, Inception Date
Institutional Class Shares	Return Before Taxes	12.75%	6.94%	Jul. 02, 2018
Service Class Shares	Return Before Taxes	12.61%	7.01%	Feb. 19, 2019
After Taxes on Distributions | Institutional Class Shares	Return After Taxes on Distributions	12.20%	6.49%
After Taxes on Distributions and Sale of Fund Shares | Institutional Class Shares	Return After Taxes on Distributions and Sale of Fund Shares	7.90%	5.43%
MSCI World Index (Net) (reflects no deductions for fees, expenses or taxes) | Institutional Class Shares	MSCI World Index (Net) (reflects no deductions for fees, expenses or taxes)	21.82%	15.27%	Jul. 02, 2018
MSCI World Index (Net) (reflects no deductions for fees, expenses or taxes) | Service Class Shares	MSCI World Index (Net) (reflects no deductions for fees, expenses or taxes)	21.82%	18.68%	Feb. 19, 2019
S&P Global Infrastructure Index (reflects no deductions for fees, expenses or taxes) | Institutional Class Shares	S&P Global Infrastructure Index (reflects no deductions for fees, expenses or taxes)	11.87%	6.69%	Jul. 02, 2018
S&P Global Infrastructure Index (reflects no deductions for fees, expenses or taxes) | Service Class Shares	S&P Global Infrastructure Index (reflects no deductions for fees, expenses or taxes)	11.87%	7.08%	Feb. 19, 2019
[1]	The Institutional Class and Service Class commenced operations on July 2, 2018, and February 19, 2019, respectively.

After-tax returns are shown only for Institutional Class shares, and the after-tax returns for Service Class shares will vary. After-tax returns for the Fund were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax deferred or other tax-advantaged arrangements, such as a 401(k) plan or individual retirement account (“IRA”). In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.